OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

March 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Quest for Value Funds (the “Registrant”)
File Nos. 33-15489; 811-5225
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To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Oppenheimer Quest for Value Funds (the “Registrant”), with respect to its series: Oppenheimer Global Allocation Fund, Oppenheimer Flexible Strategies Fund and Oppenheimer Small- & Mid-Cap Value Fund (each a “Fund”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 25, 2014.

Sincerely,

/s/ Edward Gizzi
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Edward Gizzi
Vice President & Associate Counsel
212-323-4091
egizzi@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
Emily Ast
Carolyn Liu-Hartman
Gloria LaFond